Other Assets	12 Months Ended
Dec. 31, 2023
Other Assets Current And Non Current [Abstract]
Other Assets
7.
OTHER ASSETS

	December 31,	December 31,
	2022	2023
Other receivable	$—	$171,441
Prepayments	$2,942,936	$1,681,465
Refundable deposits	1,033,414	1,025,028
	$3,976,350	$2,877,934

The prepayments are the advanced funds paid to the Company’s contract research organizations (“CROs”) for commencement of the Company’s clinical trials and related preparation work.

The refundable deposits are the receivables due from the Company’s CRO upon the project completion and office deposits refundable in normal course of business. All refundable deposits are current as of December 31, 2022, and 2023.